SLM Private Credit Student Loan Trust 2007-A
Quarterly Servicing Report

Distribution Date	09/17/2007
Collection Period	06/01/2007 — 08/31/2007

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Bank of New York -	Indenture Trustee
Chase Bank USA, National Association -	Trustee
Bank of New York -	Auction Agent
SLM Investment Corp. -	Excess Distribution Certificateholder

I. 2007-A            Deal Parameters

A	Student Loan Portfolio Characteristics		05/31/2007	Activity	08/31/2007
	i	Portfolio Balance	$1,888,594,257.54	($18,731,302.59)	$1,869,862,954.95
	ii	Interest to be Capitalized	115,185,571.48		141,705,901.44

	iii	Total Pool	$2,003,779,829.02		$2,011,568,856.39
	iv	Cash Capitalization Account (Cii)	250,000,000.00		250,000,000.00

	v	Asset Balance	$2,253,779,829.02		$2,261,568,856.39

	i	Weighted Average Coupon (WAC)	10.811%		10.830%
	ii	Weighted Average Remaining Term	210.71		208.96
	iii	Number of Loans	184,445		181,835
	iv	Number of Borrowers	152,346		150,424
	v	Prime Monthly Reset — Adjustable Period	$23,786,432		$23,701,354
	ix	Prime Monthly Reset — Non Adjustable Period	$1,892,163,136		$1,900,959,414
	vi	Prime Quarterly Reset	$33,668,335		$32,544,258
	vii	Prime Annual Reset	$43,511,724		$43,600,339
	viii	T-bill Loans Outstanding	$9,767,371		$9,720,113
	ix	Fixed Loans Outstanding	$882,831		$1,043,378
	x	Pool Factor	1.000954475		1.004845352

						% of O/S		% of O/S
B	Notes		Cusips	Spread/Coupon	Balance 6/15/2007	Securities**	Balance 9/17/2007	Securities**
	i	A-1 Notes	78443DAA0	0.030%	$616,938,584.77	27.662%	$604,875,596.35	27.269%
	ii	A-2 Notes	78443DAB8	0.120%	566,000,000.00	25.378%	566,000,000.00	25.516%
	iii	A-3 Notes	78443DAC6	0.170%	219,000,000.00	9.820%	219,000,000.00	9.873%
	iv	A-4 Notes	78443DAD4	0.240%	653,891,000.00	29.319%	653,891,000.00	29.479%
	v	B Notes	78443DAF9	0.300%	73,142,000.00	3.280%	73,142,000.00	3.297%
	vi	C-1 Notes	78443DAH5	0.430%	35,273,000.00	1.582%	35,273,000.00	1.590%
	vii	C-2 Notes	78443DAJ1	ARS	66,000,000.00	2.959%	66,000,000.00	2.975%

	viii	Total Notes			$2,230,244,584.77	100.000%	$2,218,181,596.35	100.000%

C	Auction Rate Security Principal Allocated But Not Distributed				06/15/2007		09/17/2007
	i	C-2 Notes	78443DAJ1		$0.00		$0.00

	Account and Asset Balances				06/15/2007		09/17/2007
D	i	Specified Reserve Account Balance			$5,001,254.00		$5,001,254.00
	ii	Reserve Account Balance			$5,001,254.00		$5,001,254.00
	iii	Cash Capitalization Acct Balance			$250,000,000.00		$250,000,000.00
	iv	Future Distribution Account			$10,911,666.14		$9,810,722.78

	v	Initial Asset Balance			$2,250,501,628.00		$2,250,501,628.00
	vi	Specified Overcollateralization Amount			$45,010,032.56		$45,010,032.56
	vii	Actual Overcollateralization Amount			$23,535,244.25		$43,387,260.04

	viii	Has the Stepdown Date Occurred?*			No		No

*	The Stepdown Date is the earlier of the distribution date following the reduction of the Class A Notes to zero and June 15, 2012. At the Stepdown Date, principal payments made on the Class B and Class C Notes may begin to be paid pro-rata with the Class A Notes.

See the prospectus for complete information concerning the Stepdown Date

**	Percentages may not total 100% due to rounding

II. 2007-A Transactions from: 05/31/2007 through:		08/31/2007

A Student Loan Principal Activity
i	Principal Payments Received	$32,212,172.34
ii	Purchases by Servicer (Delinquencies >180)	—
iii	Other Servicer Reimbursements	326.74
iv	Other Principal Reimbursements	601,537.82

v	Total Principal Collections	$32,814,036.90

B Student Loan Non-Cash Principal Activity
i	Realized Losses/Loans Charged Off	$796,647.74
ii	Capitalized Interest	(13,295,631.61)
iii	Capitalized Insurance Fee	(1,581,423.65)
iv	Other Adjustments	(2,326.79)

v	Total Non-Cash Principal Activity	$(14,082,734.31)

C Total Student Loan Principal Activity		$18,731,302.59

D Student Loan Interest Activity
i	Interest Payments Received	$10,322,839.68
ii	Purchases by Servicer (Delinquencies >180)	0.00
iii	Other Servicer Reimbursements	20.44
iv	Other Interest Reimbursements	11,832.41
v	Late Fees	62,906.06
vi	Collection Fees/Return Items	0.00

vii	Total Interest Collections	$10,397,598.59

E Student Loan Non-Cash Interest Activity
i	Realized Losses/Loans Charged Off	$54,412.13
ii	Capitalized Interest	13,295,631.61
iii	Other Interest Adjustments	73.10

iv	Total Non-Cash Interest Adjustments	$13,350,116.84

F Total Student Loan Interest Activity		$23,747,715.43

III. 2007-A	Collection Account Activity	05/31/2007	through:	08/31/2007

A	Principal Collections
	i	Principal Payments Received	$17,433,286.41
	ii	Consolidation Principal Payments	14,778,885.93
	iii	Purchases by Servicer (Delinquencies >180)	—
	iv	Reimbursements by Seller	(558.14)
	v	Reimbursements by Servicer	326.74
	vi	Other Re-purchased Principal	602,095.96

	vii	Total Principal Collections	$32,814,036.90

B	Interest Collections
	i	Interest Payments Received	$9,986,595.38
	ii	Consolidation Interest Payments	336,244.30
	iii	Purchases by Servicer (Delinquencies >180)	0.00
	iv	Reimbursements by Seller	0.00
	v	Reimbursements by Servicer	20.44
	vi	Other Re-purchased Interest	11,832.41
	vii	Collection Fees/Return Items	0.00
	viii	Late Fees	62,906.06

	ix	Total Interest Collections	$10,397,598.59

C	Recoveries on Realized Losses		$12,347.24

D	Funds Borrowed from Next Collection Period		$0.00

E	Funds Repaid from Prior Collection Periods		$0.00

F	Investment Income		$3,684,357.37

G	Borrower Incentive Reimbursements		$5,516.17

H	Interest Rate Cap Proceeds		$0.00

I	Gross Swap Receipt		$26,481,874.29

J	Initial Deposits into Collection Account		$—

K	Other Deposits		$202,366.05

	TOTAL FUNDS RECEIVED		$73,598,096.61

	LESS FUNDS PREVIOUSLY REMITTED:
		i Funds Allocated to the Future Distribution Account	$(32,767,487.50)
		ii Funds Released from the Future Distribution Account	$29,699,890.16

	AVAILABLE FUNDS PRIOR TO RELEASE FROM CASH CAPITALIZATION ACCOUNT		$70,530,499.27

L	Amount released from Cash Capitalizaton Account		$0.00

M	AVAILABLE FUNDS		$70,530,499.27

N	Servicing Fees Due for Current Period		$1,097,066.88

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$1,117,066.88

IV. 2007-A Future Distribution Account Activity

A	Account Reconciliation

	i	Beginning Balance	06/15/2007	$10,911,666.14
	ii	Total Allocations for Distribution Period		$21,855,821.36
	iii	Total Payments for Distribution Period		$(3,067,597.34)
	iv	Funds Released to the Collection Account		$(29,699,890.16)

	v	Total Balance Prior to Current Month Allocations		$0.00

	vi	Ending Balance	09/17/2007	$9,810,722.78

B	Monthly Allocations to the Future Distribution Account

		Monthly Allocation Date	06/15/2007
	i	Primary Servicing Fees		$1,101,679.98
	ii	Administration fees		$6,666.67
	iii	Broker Dealer, Auction Agent Fees		$9,008.08
	iv	Interest Accrued on the Class A Notes and Swap		$9,794,311.41
	v	Interest Accrued on the Class B Notes		0.00

	vi	Balance as of	06/15/2007	$10,911,666.14

		Monthly Allocation Date	07/16/2007
	i	Primary Servicing Fees		$1,101,405.65
	ii	Administration fees		6,666.67
	iii	Broker Dealer, Auction Agent Fees		8,717.50
	iv	Interest Accrued on the Class A Notes and Swap		9,334,472.91
	v	Interest Accrued on the Class B Notes		0.00

	vi	Total Allocations		$10,451,262.73

		Monthly Allocation Date	08/15/2007
	i	Primary Servicing Fees		$1,096,405.78
	ii	Administration fees		6,666.67
	iii	Broker Dealer, Auction Agent Fees		9,589.25
	iv	Interest Accrued on the Class A Notes and Swap		10,291,896.93
	v	Interest Accrued on the Class B Notes		0.00

	vi	Total Allocations		$11,404,558.63

C	Total Future Distribution Account Deposits Previously Allocated			$32,767,487.50

D	Current Month Allocations		09/17/2007
	i	Primary Servicing		$1,090,753.39
	ii	Administration fees		6,666.67
	iii	Broker Dealer, Auction Agent Fees		8,136.33
	iv	Interest Accrued on the Class A Notes and Swap		8,705,166.39
	v	Interest Accrued on the Class B & C Notes		0.00

	vi	Allocations on the Distribution Date		$9,810,722.78

V. 2007-A Auction Rate Security Detail
A	Auction Rate Securities — Payments During Distribution Period

	Payment	Security	Interest	No. of				Broker/Dealer	Auction Agent
i	Date *	Description	Rate	Days	Start Date	End Date	Interest Payment	Fees	Fees
	07/12/2007	SLMPC 2007-A C2	5.400000%	28	06/14/2007	07/12/2007	277,200.00	7,700.00	436.33
	08/09/2007	SLMPC 2007-A C2	5.450000%	28	07/12/2007	08/09/2007	279,766.67	7,700.00	436.33
	09/06/2007	SLMPC 2007-A C2	5.500000%	28	08/09/2007	09/06/2007	282,333.33	7,700.00	436.33

*	The record date for an auction rate security is two New York business days prior to the payment date.

	ii	Auction Rate Note Interest Paid During Distribution Period	06/15/2007 - 09/17/2007	$839,300.00
	iii	Broker/Dealer Fees Paid During Distribution Period	06/15/2007 - 09/17/2007	$23,100.00
	iv	Auction Agent Fees Paid During Distribution Period	06/15/2007 - 09/17/2007	$1,308.99
	v	Primary Servicing Fees Remitted to the Servicer	06/15/2007 - 09/17/2007	$2,203,888.35

	vi	Total		$3,067,597.34
		- Less: Auction Rate Security Interest Payments due on the Distribution Date		$0.00
		- Less: Auction Rate Security Auction Agent Fees due on the Distribution Date		$0.00
		- Less: Auction Rate Security Broker Dealer Fees due on the Distribution Date		$0.00

B	Total Payments Out of Future Distribution Account During Collection Period			$3,067,597.34

C	Funds Released to Collection Account			$29,699,890.16

D	Auction Rate Student Loan Rates	Jun-07	Jul-07	Aug-07
		9.948%	9.955%	10.315%

VI. 2007-A      Loss and Recovery Detail

			% of Original Pool		05/31/2007	08/31/2007
A	i	Cumulative Realized Losses Test
		March 29, 2007 to June 15, 2012	15%		$300,075,244.20	$300,075,244.20
		September 15, 2012 to June 15, 2015	18%
		September 15, 2015 and thereafter	20%
	ii	Cumulative Realized Losses (Net of Recoveries)			$554,934.89	$1,339,235.39

	iii	Is Test Satisfied (ii < i)?		Yes

B	i	Recoveries on Realized Losses This Collection Period

	ii	Principal Cash Recovered During Collection Period			$0.00	$9,240.55
	iii	Interest Cash Recovered During Collection Period			$0.00	$2,434.54
	iv	Late Fees and Collection Costs Recovered During Collection Period			$0.00	$672.15

	v	Total Recoveries for Period			$0.00	$12,347.24

C	i	Gross Defaults:
	ii	Cumulative Principal Charge Offs plus Principal Purchases by Servicer			$554,934.89	$1,894,170.28
	iii	Cumulative Interest Charge Offs plus Interest Purchases by Servicer			40,451.91	94,864.04

	iv	Total Gross Defaults:			$595,386.80	$1,989,034.32

VII. 2007-A Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		%*
STATUS	05/31/2007	08/31/2007	05/31/2007	08/31/2007	05/31/2007	08/31/2007	05/31/2007	08/31/2007	05/31/2007	08/31/2007

INTERIM:
In School	11.037%	11.034%	117,046	109,224	63.458%	60.068%	$1,141,368,131.50	$1,060,686,639.20	60.435%	56.725%

Grace	11.045%	10.987%	37,729	31,835	20.455%	17.508%	$322,340,901.02	$303,308,337.91	17.068%	16.221%

Deferment	9.975%	10.214%	1,575	2,610	0.854%	1.435%	$21,684,807.48	$30,113,467.66	1.148%	1.610%

TOTAL INTERIM	11.023%	11.006%	156,350	143,669	84.768%	79.011%	$1,485,393,840.00	$1,394,108,444.77	78.651%	74.557%

REPAYMENT
Active
Current	9.780%	9.978%	23,339	29,971	12.654%	16.483%	$340,758,458.54	$382,551,802.48	18.043%	20.459%
31-60 Days Delinquent	11.328%	12.024%	384	936	0.208%	0.515%	4,021,627.30	$8,987,733.56	0.213%	0.481%
61-90 Days Delinquent	11.816%	12.897%	115	415	0.062%	0.228%	1,295,904.84	$3,365,591.76	0.069%	0.180%
91-120 Days Delinquent	12.669%	12.453%	76	120	0.041%	0.066%	668,583.64	$1,006,174.07	0.035%	0.054%
121-150 Days Delinquent	12.044%	11.220%	31	33	0.017%	0.018%	465,589.03	$286,351.54	0.025%	0.015%
151-180 Days Delinquent	14.250%	11.596%	1	11	0.001%	0.006%	9,234.19	$235,448.02	0.000%	0.013%
> 180 Days Delinquent	0.000%	12.681%	0	6	0.000%	0.003%	0.00	$85,622.16	0.000%	0.005%

Forbearance	10.907%	11.257%	4,149	6,674	2.249%	3.670%	55,981,020.00	$79,235,786.59	2.964%	4.238%

TOTAL REPAYMENT	9.966%	10.258%	28,095	38,166	15.232%	20.989%	$403,200,417.54	$475,754,510.18	21.349%	25.443%

GRAND TOTAL	10.811%	10.830%	184,445	181,835	100.000%	100.000%	$1,888,594,257.54	$1,869,862,954.95	100.000%	100.000%

*	Percentages may not total 100% due to rounding.

VIII. 2007-A           Portfolio Characteristics by Loan Program

LOAN TYPE	WAC	# Loans	$ Amount	%
- Undergraduate & Graduate Loans	10.978%	156,270	$1,409,643,082.85	75.388%
- Law Loans	9.897%	4,774	65,537,428.86	3.505%
- Med Loans	9.194%	2,262	26,476,917.84	1.416%
- MBA Loans	9.330%	784	14,009,732.18	0.749%
- Direct to Consumer Loans	12.118%	13,093	171,126,044.52	9.152%
- Private Credit Consolidation Loans	9.013%	4,652	183,069,748.70	9.791%

- Total	10.830%	181,835	$1,869,862,954.95	100.000%

*	Percentages may not total 100% due to rounding.

IX. 2007-A Interest Rate Swap and Cap Calculations

A	Swap Payments			Credit Suisse International
				Swap Calculation
	i Notional Swap Amount — Aggregate Prime Loans Outstanding			$1,892,163,135.90
	Counterparty Pays:
	ii 3 Month Libor			5.36000%
	iii Gross Swap Receipt Due Trust			$26,481,874.29
	iv Days in Period	06/15/2007	09/17/2007	94

	SLM Private Credit Trust Pays:
	v * Prime Rate (WSJ)	L2.7500%		5.50000%
	vi Gross Swap Payment Due Counterparty			$26,231,083.47
	vii Days in Period	06/15/2007	09/15/2007	92

*	Monthly Reset Swap — Prime Side Resets.

Determination		Period		# Days
Date		Effective		In Period	Rate
05/30/2007	06/15/2007	—	07/14/2007	30	8.25000%
06/28/2007	07/15/2007	—	08/14/2007	31	8.25000%
07/30/2007	08/15/2007	—	09/14/2007	31	8.25000%

				Wtd Avg Rate:	8.25000%

X. 2007-A Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate*	Index
A	Class A-1 Interest Rate	0.014073889	06/15/2007 - 09/17/2007	1 NY Business Day	5.39000%	LIBOR

B	Class A-2 Interest Rate	0.014308889	06/15/2007 - 09/17/2007	1 NY Business Day	5.48000%	LIBOR

C	Class A-3 Interest Rate	0.014439444	06/15/2007 - 09/17/2007	1 NY Business Day	5.53000%	LIBOR

D	Class A-4 Interest Rate	0.014622222	06/15/2007 - 09/17/2007	1 NY Business Day	5.60000%	LIBOR

E	Class B Interest Rate	0.014778889	06/15/2007 - 09/17/2007	1 NY Business Day	5.66000%	LIBOR

F	Class C-1 Interest Rate	0.015118333	06/15/2007 - 09/17/2007	1 NY Business Day	5.79000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

XI. 2007-A Inputs From Prior Period 05/31/2007

A	Total Student Loan Pool Outstanding
	i Portfolio Balance	$1,888,594,257.54
	ii Interest To Be Capitalized	115,185,571.48

	iii Total Pool	$2,003,779,829.02
	iv Cash Capitalization Account (CI)	250,000,000.00

	v Asset Balance	$2,253,779,829.02

B	Total Note Factor	0.995953500
C	Total Note Balance	$2,230,244,584.77

D	Note Balance 06/15/2007	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C-1	Class C-2
	i Current Factor	0.985524900	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii Expected Note Balance	$616,938,584.77	$566,000,000.00	$219,000,000.00	$653,891,000.00	$73,142,000.00	$35,273,000.00	$66,000,000.00
	iv Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Unpaid Primary Servicing Fees from Prior Month(s)		$0.00
F	Unpaid Administration fees from Prior Quarter(s)		$0.00
G	Unpaid Carryover Servicing Fees from Prior Quarter(s)		$0.00

XII. 2007-A Note Parity Triggers

		Class A	Class B	Class C
Notes Outstanding	6/15/07	$2,055,829,585	$2,128,971,585	$2,230,244,585
Asset Balance	5/31/07	$2,253,779,829	$2,253,779,829	$2,253,779,829

Pool Balance	8/31/07	$2,011,568,856	$2,011,568,856	$2,011,568,856
Amounts on Deposit*	9/17/07	$263,677,215	262,596,257	262,062,988
Total		$2,275,246,071	$2,274,165,113	$2,273,631,844

Are the Notes in Excess of the Asset Balance?		No	No	No
Are the Notes in Excess of the Pool + Amounts on Deposit?		No	No	No

Are the Notes Parity Triggers in Effect?		No	No	No

Class A Enhancement		$197,950,244.25
Specified Class A Enhancement		$339,235,328.46	The greater of 15% of the Asset Balance or the Specified Overcollateralization Amount

Class B Enhancement		$124,808,244.25
Specified Class B Enhancement		$228,983,846.71	The greater of 10.125% of the Asset Balance or the Specified Overcollateralization Amount

Class C Enhancement		$23,535,244.25
Specified Class C Enhancement		$67,847,065.69	The greater of 3% of the Asset Balance or the Specified Overcollateralization Amount

*	Amounts on Deposit in Trust Accounts for the Collection Period after Payment of Section XV Items B through F for the Class A; Items B through H for the Class B; and Items B through J for the Class C
XIII. 2007-A Cash Capitalization Account Triggers

A	Cash Capitalization Account Balance as of Collection End Date	08/31/2007	$250,000,000.00
	Less: Excess of Trust fees & Note interest due over Available Funds	09/17/2007	0.00

	Cash Capitalization Account Balance (CI)*		$250,000,000.00

B	March 16, 2009 - December 15, 2009
	i 5.50% of Initial Asset Balance		$123,777,589.54
	ii Excess, CI over 5.5% of initial Asset Bal		$126,222,410.46
	iii Release A(ii) excess to Collection Account?**	09/17/2007	DO NOT RELEASE

C	March 15, 2010 - December 15, 2010
	i 3.50% of Initial Asset Balance		$78,767,556.98
	ii Excess, CI over 3.5% of initial Asset Ba		$171,232,443.02
	iii Release B(ii) excess to Collection Account?**	09/17/2007	DO NOT RELEASE

D	March 15, 2011 - December 15, 2011
	i 1.50% of Initial Asset Balance		$33,757,524.42
	ii Excess, CI over 1.5% of initial Asset Bal		$216,242,475.58
	iii Release B(ii) excess to Collection Account?**	09/17/2007	DO NOT RELEASE

E	Release from Cash Capitalization Account (R)*	09/17/2007	$0.00

*	as defined under “Asset Balance” on page S-83 of the prospectus supplement.

**	determined based on a comparison of pool balances to notes outstanding and CI, along with certain loan portfolio characteristics, as outlined on page S-60 of the prospectus supplement.

XIV. 2007-A Principal Distribution Calculations

A	Priority Principal Payments (If Note Parity Triggers are not in effect, go to Regular Principal Distribution below):

	i	Is the Class A Note Parity Trigger in Effect?		No

	ii	Aggregate A Notes Outstanding	06/15/2007	$2,055,829,584.77
	iii	Asset Balance	08/31/2007	$2,261,568,856.39
	iv	First Priority Principal Distribution Amount	09/17/2007	$0.00

	v	Is the Class B Note Parity Trigger in Effect?		No

	vi	Aggregate A and B Notes Outstanding	06/15/2007	$2,128,971,584.77
	vii	Asset Balance	08/31/2007	$2,261,568,856.39
	viii	First Priority Principal Distribution Amount	09/17/2007	$0.00

	ix	Second Priority Principal Distribution Amount	09/17/2007	$0.00

	x	Is the Class C Note Parity Trigger in Effect?		No
	xi	Aggregate A, B and C Notes Outstanding	06/15/2007	$2,230,244,584.77
	xii	Asset Balance	08/31/2007	$2,261,568,856.39
	xiii	First Priority Principal Distribution Amount	09/17/2007	$0.00
	xiv	Second Priority Principal Distribution Amount	09/17/2007	$0.00

	xv	Third Priority Principal Distribution Amount	09/17/2007	$0.00

B	Regular Principal Distribution

	i	Aggregate Notes Outstanding	06/15/2007	$2,230,244,584.77

	ii	Asset Balance	08/31/2007	$2,261,568,856.39
	iii	Specified Overcollateralization Amount	09/17/2007	$45,010,032.56
	iv	First Priority Principal Distribution Amount	09/17/2007	$0.00
	v	Second Priority Principal Distribution Amount	09/17/2007	$0.00
	vi	Third Priority Principal Distribution Amount	09/17/2007	$0.00
	vii	Regular Principal Distribution Amount		$13,685,760.94

C	Class A Noteholders’ Principal Distribution Amounts

	i	Has the Stepdown Date Occurred?		No

	ii	Asset Balance	08/31/2007	$2,261,568,856.39
	iii	85% of Asset Balance	08/31/2007	$1,922,333,527.92
	iv	Specified Overcollateralization Amount	09/17/2007	$45,010,032.56
	v	Lesser of (iii) and (ii — iv)		$1,922,333,527.92
	vi	Class A Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$13,685,760.94
	vii	Class A Noteholders’ Principal Distribution Amt — After the Stepdown Date		$0.00

D	Class B Noteholders’ Principal Distribution Amounts

	i	Has the Stepdown Date Occurred?		No

	ii	Asset Balance	08/31/2007	$2,261,568,856.39
	iii	89.875% of Asset Balance	08/31/2007	$2,032,585,009.67
	iv	Specified Overcollateralization Amount	09/17/2007	$45,010,032.56
	v	Lesser of (iii) and (ii — iv)		$2,032,585,009.67
	vi	Class B Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$0.00
	vii	Class B Noteholders’ Principal Distribution Amt — After the Stepdown Date		$0.00

E	Class C Noteholders’ Principal Distribution Amounts

	i	Has the Stepdown Date Occurred?		No

	ii	Asset Balance	08/31/2007	$2,261,568,856.39
	iii	97% of Asset Balance	08/31/2007	$2,193,721,790.69
	iv	Specified Overcollateralization Amount	09/17/2007	$45,010,032.56
	v	Lesser of (iii) and (ii — iv)		$2,193,721,790.69
	vi	Class C Noteholders’ Principal Distribution Amt — Before the Stepdown Date		$0.00
	vii	Class C Noteholders’ Principal Distribution Amt — After the Stepdown Date		$0.00

XV. 2007-A Waterfall for Distributions

					Remaining
					Funds Balance
A		Total Available Funds ( Sections III-L )		$70,530,499.27	$70,530,499.27

B		Primary Servicing Fees — Current Month plus any Unpaid		$1,097,066.88	$69,433,432.39

C		Quarterly Administration Fee plus any Unpaid		$20,000.00	$69,413,432.39

D		Auction Agent Fees Due 09/17/2007		$0.00	$69,413,432.39
		Broker/Dealer Fees Due 09/17/2007		$0.00	$69,413,432.39

E		Gross Swap Payment		$26,231,083.47	$43,182,348.92

F	i	Class A-1 Noteholders’ Interest Distribution Amount due	09/17/2007	$8,682,725.09	$34,499,623.83
	ii	Class A-2 Noteholders’ Interest Distribution Amount due	09/17/2007	$8,098,831.11	$26,400,792.72
	iii	Class A-3 Noteholders’ Interest Distribution Amount due	09/17/2007	$3,162,238.33	$23,238,554.39
	iv	Class A-4 Noteholders’ Interest Distribution Amount due	09/17/2007	$9,561,339.51	$13,677,214.88
	viii	Swap Termination Fees due	09/17/2007	$0.00	$13,677,214.88

G		First Priority Principal Distribution Amount — Principal Distribution Account		$0.00	$13,677,214.88

H		Class B Noteholders’ Interest Distribuition Amount due	09/17/2007	$1,080,957.49	$12,596,257.39

I		Second Priority Principal Distribution Amount — Principal Distribution Account		$0.00	$12,596,257.39

J	i	Class C-1 Noteholders’ Interest Distribuition Amount		$533,268.97	$12,062,988.42
	ii	Class C-2 Noteholders’ Interest Distribuition Amount		$0.00	$12,062,988.42

K		Third Priority Principal Distribution Amount — Principal Distribution Account		$0.00	$12,062,988.42

L		Increase to the Specified Reserve Account Balance		$0.00	$12,062,988.42

M		Regular Principal Distribution Amount — Principal Distribution Account		$12,062,988.42	$0.00

N		Carryover Servicing Fees		$0.00	$0.00

O		Auction Rate Noteholder’s Interest Carryover
	i	Class C-2		$0.00	$0.00

P		Swap Termination Payments		$0.00	$0.00

Q		Additional Principal Distribution Amount — Principal Distribution Account		$0.00	$0.00

R		Remaining Funds to the Certificateholders		$0.00	$0.00
XVI. 2007-A Principal Distribution Account Allocations

				Remaining
				Funds Balance
A		Total from Collection Account	$12,062,988.42	$12,062,988.42
B	i	Class A-1 Principal Distribution Amount Paid	$12,062,988.42	$0.00
	ii	Class A-2 Principal Distribution Amount Paid	$0.00	$0.00
	iii	Class A-3 Principal Distribution Amount Paid	$0.00	$0.00
	iv	Class A-4 Principal Distribution Amount Paid	$0.00	$0.00
C		Class B Principal Distribution Amount Paid	$0.00	$0.00
D	i	Class C-1 Principal Distribution Amount Paid	$0.00	$0.00
	ii	Class C-2 Principal Distribution Amount Paid (or allocated)	$0.00	$0.00
E	i	Remaining Class C-1 Distribution Paid	$0.00	$0.00
	ii	Remaining Class C-2 Distribution Paid (or allocated)	$0.00	$0.00
F		Remaining Class B Distribution Paid	$0.00	$0.00
G	i	Remaining Class A-1 Distribution Paid	$0.00	$0.00
	ii	Remaining Class A-2 Distribution Paid	$0.00	$0.00
	iii	Remaining Class A-3 Distribution Paid	$0.00	$0.00
	iv	Remaining Class A-4 Distribution Paid	$0.00	$0.00

XVII. 2007-A Distributions

A	Distribution Amounts				Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C-1	Class C-2

	i	Quarterly Interest Due			$8,682,725.09	$8,098,831.11	$3,162,238.33	9,561,339.51	1,080,957.49	533,268.97	$0.00
	ii	Quarterly Interest Paid			8,682,725.09	8,098,831.11	3,162,238.33	9,561,339.51	1,080,957.49	533,268.97	0.00

	iii	Interest Shortfall			$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Carryover Due			$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover Paid			0.00	0.00	0.00	0.00	0.00	0.00	0.00

	vi	Interest Carryover			$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	vii	Quarterly Principal Distribution Amount			$13,685,760.94	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid (or allocated)			12,062,988.42	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Shortfall			$1,622,772.52	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount			$20,745,713.51	$8,098,831.11	$3,162,238.33	$9,561,339.51	$1,080,957.49	$533,268.97	$0.00

B	Note Balances			06/15/2007	Paydown Factors	09/17/2007

	i	A-1 Note Balance	78443DAA0	$616,938,584.77		$604,875,596.35
		A-1 Note Pool Factor		0.985524900	0.019270000	0.966254900

	ii	A-2 Note Balance	78443DAB8	$566,000,000.00		$566,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443DAC6	$219,000,000.00		$219,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443DAD4	$653,891,000.00		$653,891,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78443DAF9	$73,142,000.00		$73,142,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

	vi	C-1 Note Balance	78443DAH5	$35,273,000.00		$35,273,000.00
		C-1 Note Pool Factor		1.000000000	0.000000000	1.000000000
							Next ARS Pay Date	Balances
	vii	C-2 Note Balance	78443DAJ1	$66,000,000.00		$66,000,000.00	10/04/2007	$66,000,000.00
		C-2 Note Pool Factor		1.000000000	0.000000000	1.000000000		1.000000000

C	Auction Rate Security Principal Distribution Reconciliation*
	i	Principal Due			$0.00
	ii	Redeemable Shares			$0.00
	iii	Aggregate Principal to be paid			$0.00
	iv	Excess Carried Forward to Next Distribution			$0.00

*	Class A Auction Rate Security Principal is paid pro-rata in lots of $50,000

XVIII. 2007-A Historical Pool Information

	06/01/2007 - 08/31/2007	03/29/2007 - 05/31/2007

Beginning Student Loan Portfolio Balance	$1,888,594,257.54	$1,911,368,532.03

Student Loan Principal Activity
i Principal Payments Received	$32,212,172.34	$19,460,401.43
ii Purchases by Servicer (Delinquencies >180)	—	—
iii Other Servicer Reimbursements	326.74	717.08
iv Seller Reimbursements	601,537.82	6,951,641.42

v Total Principal Collections	$32,814,036.90	$26,412,759.93
Student Loan Non-Cash Principal Activity
i Realized Losses/Loans Charged Off	$796,647.74	$554,934.89
ii Capitalized Interest	(13,295,631.61)	(3,954,106.13)
iii Capitalized Insurance Fee	$(1,581,423.65)	$(244,650.96)
iv Other Adjustments	(2,326.79)	5,336.76

v Total Non-Cash Principal Activity	$(14,082,734.31)	$(3,638,485.44)

(-) Total Student Loan Principal Activity	$18,731,302.59	$22,774,274.49

Student Loan Interest Activity
i Interest Payments Received	$10,322,839.68	$6,593,983.36
ii Repurchases by Servicer (Delinquencies >180)	—	—
iii Other Servicer Reimbursements	20.44	12.85
iv Seller Reimbursements	11,832.41	78,175.91
v Late Fees	62,906.06	31,342.67
vi Collection Fees	—	—

viii Total Interest Collections	10,397,598.59	6,703,514.79

Student Loan Non-Cash Interest Activity
i Realized Losses/Loans Charged Off	$54,412.13	$40,451.91
ii Capitalized Interest	13,295,631.61	3,954,106.13
iii Other Interest Adjustments	73.10	1,420.20

iv Total Non-Cash Interest Adjustments	$13,350,116.84	$3,995,978.24

v Total Student Loan Interest Activity	$23,747,715.43	$10,699,493.03

(=) Ending Student Loan Portfolio Balance	$1,869,862,954.95	$1,888,594,257.54

(+) Interest to be Capitalized	$141,705,901.44	$115,185,571.48

(=) TOTAL POOL	$2,011,568,856.39	$2,003,779,829.02

(+) Cash Capitalization Account Balance (CI)	$250,000,000.00	$250,000,000.00

(=) Asset Balance	$2,261,568,856.39	$2,253,779,829.02

XIX. 2007-A Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jun-07	$2,003,779,829	6.95%
Sep-07	$2,011,568,856	6.33%

*	Constant Prepayment Rate. CPR calculation logic was refined in December 2005 to better reflect the number of days since the statistical cutoff date and may not exactly match Since Issued CPR disclosed in prior periods.